Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities

22 Accrued liabilities

Accrued liabilities are summarized as follows:

	2010	2011
Personnel-related costs:
- Salaries and wages	142	54
- Accrued vacation entitlements	40	37
- Other personnel-related costs	14	19
Utilities, rent and other	16	17
Income tax payable (refer to note 9)	5	36
Communication & IT costs (including accruals related to EDA contracts)	41	10
Distribution costs	7	7
Sales-related costs	8	13
Purchase-related costs	17	5
Interest accruals	92	74
Derivative instruments—liabilities (refer to note 38)	6	3
Liabilities for restructuring costs (refer to note 7)	10	2
Other accrued liabilities	63	55

	461	332

Other accrued liabilities consist of various smaller items.